UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Resources & Commodities StrategyTrust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 21.4%
Agrium, Inc. (a)	78,500	$8,908,965
CF Industries Holdings, Inc.	51,200	11,733,504
E.I. du Pont de Nemours & Co.	421,000	19,976,450
Israel Chemicals Ltd.	514,400	6,832,088
K+S AG	108,000	4,868,531
Monsanto Co. (a)	182,700	18,516,645
The Mosaic Co.	181,600	11,123,000
Potash Corp. of Saskatchewan, Inc. (a)	581,500	24,713,750
Rentech Nitrogen Partners LP (a)	116,000	5,600,480
Sociedad Quimica y Minera de Chile SA - ADR	123,900	7,042,476
Syngenta AG	48,500	20,856,836
Uralkali OJSC - GDR	255,100	9,706,621

		149,879,346

Energy Equipment & Services – 2.5%
Atwood Oceanics, Inc. (b)	16,900	891,813
Baker Hughes, Inc. (a)	32,400	1,448,928
Basic Energy Services, Inc. (b)	21,900	283,167
Calfrac Well Services Ltd. (a)	7,000	179,948
Core Laboratories NV (a)	17,500	2,233,700
Forum Energy Technologies, Inc. (b)	42,100	1,073,971
Halliburton Co.	43,100	1,753,308
Key Energy Services, Inc. (b)	135,800	1,104,054
National Oilwell Varco, Inc.	27,900	2,068,506
Patterson-UTI Energy, Inc. (a)	85,600	1,741,104
Schlumberger Ltd.	15,900	1,240,995
Seadrill Ltd.	46,054	1,820,590
Technip SA	11,700	1,266,858

		17,106,942

Food Products – 2.8%
Archer-Daniels-Midland Co.	262,000	7,474,860
Bunge Ltd.	111,200	8,858,192
SLC Agricola SA	305,000	3,305,245

		19,638,297

Machinery – 4.7%
AGCO Corp. (b)	245,700	13,022,100
Deere & Co.	149,900	14,099,594
Joy Global, Inc. (a)	94,500	5,969,565

		33,091,259

Metals & Mining – 27.3%
Alexco Resource Corp. (b)	611,000	2,590,640
Allied Nevada Gold Corp. (a)(b)	282,300	6,687,687
Augusta Resource Corp. (b)	894,729	2,326,295
Avalon Rare Metals, Inc. (b)	107,600	133,772
BHP Billiton Ltd. - ADR (a)	69,600	5,478,912
Cliffs Natural Resources, Inc. (a)	26,700	996,177
Compass Minerals International, Inc. (a)	103,100	7,428,355
Detour Gold Corp. (a)(b)	288,200	6,091,093
Eldorado Gold Corp. (a)	608,300	6,812,960
Endeavour Silver Corp. (b)	229,800	1,578,726

Common Stocks	Shares	Value

Metals & Mining (concluded)
First Majestic Silver Corp. (b)	207,100	$3,777,504
Franco-Nevada Corp. (a)	321,900	17,205,223
Freeport-McMoRan Copper & Gold, Inc. (a)	368,900	13,003,725
Fresnillo Plc	523,700	13,766,769
Goldcorp, Inc.	325,300	11,479,837
Hi-Crush Partners LP (a)	235,600	3,983,996
HudBay Minerals, Inc.	358,200	4,165,951
Iluka Resources Ltd.	196,000	1,986,743
Kenmare Resources Plc (b)	4,464,100	2,356,644
MAG Silver Corp. (b)	462,000	5,160,096
McEwen Mining, Inc. (a)(b)	793,400	2,483,342
New Gold, Inc. (a)(b)	540,300	5,240,910
Newmont Mining Corp.	237,700	10,211,592
Novagold Resources, Inc. (a)(b)	833,200	3,682,744
Pan American Silver Corp. (a)	103,500	1,812,285
Prospect Global Resources, Inc. (b)	2,884,615	4,153,846
Rio Tinto Plc - ADR (a)	91,000	5,138,770
Seabridge Gold, Inc. (a)(b)	460,300	6,798,631
Silver Wheaton Corp. (a)	658,400	22,945,240
Silvercorp Metals, Inc. (a)	1,149,100	4,975,603
Teck Resources Ltd., Class B	186,200	6,786,014

		191,240,082

Oil, Gas & Consumable Fuels – 37.2%
Alpha Natural Resources, Inc. (a)(b)	307,765	2,726,798
AltaGas Ltd. (a)	303,800	10,755,141
Anadarko Petroleum Corp. (a)	27,700	2,216,554
Angle Energy, Inc. (b)	98,600	272,845
Apache Corp. (a)	52,000	4,355,520
Baytex Energy Corp. (a)	72,900	3,351,909
Bill Barrett Corp. (b)	53,200	849,604
Bonavista Energy Corp.	132,800	1,794,811
Cenovus Energy, Inc.	67,700	2,250,348
Chevron Corp.	40,500	4,663,575
Cobalt International Energy, Inc. (a)(b)	28,800	697,248
Concho Resources, Inc. (a)(b)	27,700	2,526,794
CONSOL Energy, Inc. (a)	234,100	7,336,694
Continental Resources, Inc. (a)(b)	21,300	1,770,456
Crescent Point Energy Corp. (a)	267,300	10,339,316
Crew Energy, Inc. (a)(b)	83,500	498,120
DeeThree Exploration Ltd. (b)	167,328	1,142,474
Denbury Resources, Inc. (b)	198,800	3,703,644
Enbridge Energy Partners LP (a)	115,411	3,460,022
Energy XXI (Bermuda) Ltd. (a)	43,500	1,362,420
Enterprise Products Partners LP (a)	273,800	15,516,246
EOG Resources, Inc. (a)	56,400	7,048,872
EQT Corp.	29,100	1,728,831
Exxon Mobil Corp.	13,200	1,187,604
Gasco Energy, Inc. (b)	371,900	28,264
Hess Corp. (a)	28,300	1,900,628
James River Coal Co. (b)	89,100	268,191
Keyera Corp. (a)	194,100	10,100,050

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	GBP	British Pound
	AUD	Australian Dollar	GDR	Global Depositary Receipt
	BRL	Brazilian Real	ILS	Israeli Shekel
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	USD	US Dollar
	EUR	Euro

JANUARY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Kodiak Oil & Gas Corp. (b)	138,200	$1,271,440
LinnCo. LLC	183,500	7,321,650
Long Run Exploration Ltd. (b)	65,838	290,442
Magellan Midstream Partners LP (a)	255,200	12,915,672
MarkWest Energy Partners LP (a)	173,300	9,569,626
Noble Energy, Inc. (a)	43,600	4,699,644
Occidental Petroleum Corp.	121,300	10,707,151
ONEOK Partners LP	271,950	16,208,220
Patriot Coal Corp. (b)	64,000	5,888
Peabody Energy Corp.	118,800	2,987,820
Permian Basin Royalty Trust	598,985	8,206,096
PetroChina Co. Ltd. - ADR (a)	6,200	881,640
Pioneer Natural Resources Co. (a)	20,800	2,444,832
Plains All American Pipeline LP (a)	352,500	18,576,750
Plains Exploration & Production Co. (a)(b)	72,100	3,442,775
Range Resources Corp.	53,600	3,600,312
Rex Energy Corp. (b)	67,300	883,649
Rosetta Resources, Inc. (b)	41,600	2,205,632
Royal Dutch Shell Plc, Class A - ADR	91,300	6,438,476
Ship Finance International Ltd. (a)	330,000	5,563,800
Southwestern Energy Co. (a)(b)	17,300	593,390
Statoil ASA	101,400	2,701,549
Suncor Energy, Inc.	153,000	5,205,060
Targa Resources Partners LP (a)	92,500	3,714,800
Valero Energy Corp. (a)	70,100	3,065,473
Vermilion Energy, Inc. (a)	126,900	6,509,128
Whiting Petroleum Corp. (a)(b)	105,700	5,029,206
Williams Partners LP (a)	233,500	11,847,790

		260,740,890

Total Common Stocks – 95.9%		671,696,816

Investment Companies	Shares	Value

Sprott Physical Gold Trust (b)	1,249,400	$17,853,926
Sprott Physical Platinum and Equity Trust (b)	702,100	6,999,937

Total Investment Companies – 3.5%		24,853,863

Total Long-Term Investments
(Cost – $719,400,350) – 99.4%		696,550,679

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	85,241	85,241

Total Short-Term Securities
(Cost – $85,241) – 0.0%		85,241

Total Investments Before Options Written
(Cost – $719,485,591*) – 99.4%		696,635,920

Options Written

(Premiums Received – $6,346,135) – (1.0)%		(7,163,076)

Total Investments Net of Options Written – 98.4%		689,472,844
Other Assets Less Liabilities – 1.6%		10,901,705

Net Assets – 100.0%		$700,374,549

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$789,826,018

Gross unrealized appreciation	$58,185,330
Gross unrealized depreciation	(151,375,428)

Net unrealized depreciation	$(93,190,098)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund,
Institutional Class	7,260,037	(7,174,796)	85,241	$3,158	$142

2	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 523,000	USD	521,548	Deutsche Bank Securities Corp.	2/01/13	$2,815
USD 58,419	GBP	37,000	Banc of America Securities	2/01/13	(263)
USD 917,605	NOK	5,042,435	Deutsche Bank Securities Corp.	2/01/13	(5,428)
NOK 2,720,000	USD	496,471	Citigroup Global Markets, Inc.	2/04/13	1,359
NOK 2,231,000	USD	406,464	Deutsche Bank Securities Corp.	2/04/13	1,927
Total					$410

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CONSOL Energy, Inc.	Call	USD	36	2/07/13	410	$(105)
Potash Corp. of Saskatchewan, Inc.	Call	USD	43.25	2/16/13	1,065	(35,889)
Apache Corp.	Call	USD	82.50	2/18/13	91	(23,796)
Baker Hughes, Inc.	Call	USD	45	2/18/13	115	(8,338)
CONSOL Energy, Inc.	Call	USD	34	2/18/13	409	(4,908)
Crescent Point Energy Corp.	Call	CAD	38	2/18/13	38	(2,953)
Crew Energy, Inc.	Call	CAD	7	2/18/13	300	(1,203)
Detour Gold Corp.	Call	CAD	26	2/18/13	503	(3,530)
Detour Gold Corp.	Call	CAD	27	2/18/13	503	(3,278)
Enbridge Energy Partners LP	Call	USD	30	2/18/13	400	(7,000)
Energy XXI (Bermuda) Ltd.	Call	USD	35	2/18/13	150	(750)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	36	2/18/13	1,290	(47,085)
MarkWest Energy Partners LP	Call	USD	52.50	2/18/13	100	(27,500)
McEwen Mining, Inc.	Call	USD	4	2/18/13	500	(2,500)
New Gold, Inc.	Call	USD	12	2/18/13	1,800	(9,000)
Noble Energy, Inc.	Call	USD	110	2/18/13	152	(15,580)
Plains All American Pipeline LP	Call	USD	50	2/18/13	2	(565)
Plains Exploration & Production Co.	Call	USD	48	2/18/13	120	(6,420)
Seabridge Gold, Inc.	Call	USD	16	2/18/13	405	(4,050)
Seabridge Gold, Inc.	Call	USD	18	2/18/13	390	(1,950)
Seabridge Gold, Inc.	Call	USD	19	2/18/13	815	(4,075)
Ship Finance International Ltd.	Call	USD	17.50	2/18/13	290	(3,625)
Silver Wheaton Corp.	Call	USD	37	2/18/13	1,150	(20,700)
Vermilion Energy, Inc.	Call	CAD	52	2/18/13	61	(1,529)
Vermilion Energy, Inc.	Call	CAD	52	2/18/13	383	(9,600)
Magellan Midstream Partners LP	Call	USD	44.25	2/27/13	200	(127,200)
Agrium, Inc.	Call	USD	110	3/18/13	393	(227,940)
Allied Nevada Gold Corp.	Call	USD	35	3/18/13	940	(9,400)
Alpha Natural Resources, Inc.	Call	USD	11	3/18/13	725	(10,513)
AltaGas Ltd.	Call	CAD	34	3/18/13	665	(105,011)
Anadarko Petroleum Corp.	Call	USD	80	3/18/13	95	(36,100)
Baytex Energy Corp.	Call	CAD	46.50	3/18/13	255	(18,536)
BHP Billiton Ltd. - ADR	Call	USD	77.50	3/18/13	348	(88,392)
Cliffs Natural Resources, Inc.	Call	USD	40	3/18/13	93	(8,928)
Cobalt International Energy, Inc.	Call	USD	25	3/18/13	100	(10,250)
Compass Minerals International, Inc.	Call	USD	80	3/18/13	343	(6,002)
Concho Resources, Inc.	Call	USD	95	3/18/13	96	(23,040)
Continental Resources, Inc.	Call	USD	85	3/18/13	73	(19,892)
Core Laboratories NV	Call	USD	120	3/18/13	61	(54,900)

JANUARY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Crescent Point Energy Corp.	Call	CAD	39	3/18/13	445	$(23,423)
Enterprise Products Partners LP	Call	USD	52.50	3/18/13	2	(830)
Franco-Nevada Corp.	Call	CAD	56	3/18/13	560	(32,284)
MarkWest Energy Partners LP	Call	USD	55	3/18/13	391	(37,145)
Novagold Resources, Inc.	Call	USD	5	3/18/13	1,200	(12,000)
Pan American Silver Corp.	Call	USD	20	3/18/13	360	(4,500)
Patterson-UTI Energy, Inc.	Call	USD	20	3/18/13	297	(31,185)
PetroChina Co. Ltd. - ADR	Call	USD	145	3/18/13	21	(5,198)
Pioneer Natural Resources Co.	Call	USD	115	3/18/13	74	(52,910)
Potash Corp. of Saskatchewan, Inc.	Call	USD	42	3/18/13	970	(143,075)
Potash Corp. of Saskatchewan, Inc.	Call	USD	43	3/18/13	2,035	(191,290)
Silver Wheaton Corp.	Call	USD	38	3/18/13	1,150	(51,750)
Silvercorp Metals, Inc.	Call	USD	5	3/18/13	2,200	(16,500)
Silvercorp Metals, Inc.	Call	USD	6	3/18/13	780	(3,900)
Southwestern Energy Co.	Call	USD	34	3/18/13	60	(9,630)
Southwestern Energy Co.	Call	USD	35	3/18/13	54	(6,021)
Targa Resources Partners LP	Call	USD	41	3/18/13	320	(17,600)
Valero Energy Corp.	Call	USD	38	3/18/13	245	(144,550)
Whiting Petroleum Corp.	Call	USD	50	3/18/13	134	(15,075)
Williams Partners LP	Call	USD	50	3/18/13	40	(7,500)
Apache Corp.	Call	USD	82.50	4/22/13	91	(40,950)
Calfrac Well Services Ltd.	Call	CAD	26	4/22/13	25	(2,131)
Eldorado Gold Corp.	Call	USD	14	4/22/13	381	(4,762)
EOG Resources, Inc.	Call	USD	130	4/22/13	197	(77,322)
Hess Corp.	Call	USD	60	4/22/13	100	(83,500)
Hi-Crush Partners LP	Call	USD	20	4/22/13	13	(715)
Joy Global, Inc.	Call	USD	70	4/22/13	623	(84,417)
Keyera Corp.	Call	CAD	52	4/22/13	678	(76,474)
Monsanto Co.	Call	USD	105	4/22/13	914	(184,628)
Rentech Nitrogen Partners LP	Call	USD	47.50	4/22/13	337	(74,982)
Rio Tinto Plc - ADR	Call	USD	60	4/22/13	285	(31,350)
Total						$(2,459,630)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Augusta Resource Corp.	Morgan Stanley & Co., Inc.	Call	USD	2.41	2/04/13	43,000	$(8,174)
Chevron Corp.	Citigroup Global Markets, Inc.	Call	USD	107	2/04/13	13,500	(110,025)
Kenmare Resources Plc	Goldman Sachs & Co.	Call	GBP	0.32	2/05/13	685,500	(21,550)
EQT Corp.	Morgan Stanley & Co., Inc.	Call	USD	59.02	2/06/13	10,000	(8,799)
McEwen Mining, Inc.	Morgan Stanley & Co., Inc.	Call	USD	3.93	2/06/13	50,000	(3)
DeeThree Exploration Ltd.	Citigroup Global Markets, Inc.	Call	CAD	6.46	2/07/13	22,000	(8,581)
E.I. du Pont de Nemours & Co.	Morgan Stanley & Co., Inc.	Call	USD	44.60	2/07/13	116,200	(331,170)
Plains Exploration & Production Co.	UBS Securities LLC	Call	USD	47.08	2/07/13	13,500	(12,025)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	20.29	2/07/13	16,000	(10,635)
Archer-Daniels-Midland Co.	Goldman Sachs & Co.	Call	USD	28.15	2/08/13	91,500	(53,822)
DeeThree Exploration Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	6.68	2/08/13	6,200	(1,480)
Exxon Mobil Corp.	Credit Suisse First Boston	Call	USD	89.95	2/08/13	4,400	(3,610)
Forum Energy Technologies, Inc.	Morgan Stanley & Co., Inc.	Call	USD	25.60	2/08/13	14,700	(6,684)
Halliburton Co.	Banc of America Securities	Call	USD	34.73	2/08/13	15,000	(89,250)
Kodiak Oil & Gas Corp.	Goldman Sachs & Co.	Call	USD	8.56	2/08/13	46,000	(29,814)

4	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Silvercorp Metals, Inc.	Goldman Sachs & Co.	Call	USD	5.38	2/08/13	97,000	$–
Denbury Resources, Inc.	Goldman Sachs & Co.	Call	USD	16.40	2/11/13	64,500	(144,016)
Magellan Midstream Partners LP	Goldman Sachs & Co.	Call	USD	43.29	2/11/13	69,500	(508,740)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.84	2/12/13	122,000	–
Uralkali OJSC - GDR	Morgan Stanley & Co., Inc.	Call	USD	39.96	2/12/13	84,200	(6,918)
Eldorado Gold Corp.	Credit Suisse First Boston	Call	USD	13.04	2/13/13	108,000	(453)
First Majestic Silver Corp.	Goldman Sachs & Co.	Call	USD	21.19	2/13/13	67,000	(2,093)
MAG Silver Corp.	Citigroup Global Markets, Inc.	Call	CAD	10.04	2/13/13	40,000	(45,817)
Bunge Ltd.	Deutsche Bank Securities Corp.	Call	USD	73.93	2/14/13	38,900	(223,138)
Franco-Nevada Corp.	Deutsche Bank Securities Corp.	Call	CAD	57.74	2/14/13	56,700	(1,048)
ONEOK Partners LP	UBS Securities LLC	Call	USD	55.22	2/14/13	46,500	(203,670)
Sprott Physical Gold Trust	UBS Securities LLC	Call	USD	14.56	2/14/13	150,000	(6,200)
Rio Tinto Plc - ADR	Credit Suisse First Boston	Call	USD	54.47	2/21/13	31,700	(81,141)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	20.92	2/21/13	32,900	(16,567)
The Mosaic Co.	JPMorgan Chase Securities	Call	USD	58.87	2/22/13	63,500	(163,172)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	80.70	2/22/13	42,500	(321,725)
Alexco Resource Corp.	Morgan Stanley & Co., Inc.	Call	USD	4.01	2/25/13	37,500	(12,847)
Bill Barrett Corp.	Morgan Stanley & Co., Inc.	Call	USD	20.63	2/25/13	18,600	(370)
DeeThree Exploration Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	7.25	2/25/13	27,400	(3,656)
MarkWest Energy Partners LP	Deutsche Bank Securities Corp.	Call	USD	53.15	2/25/13	11,500	(24,663)
Augusta Resource Corp.	Citigroup Global Markets, Inc.	Call	USD	2.76	2/26/13	43,000	(3,780)
Alexco Resource Corp.	UBS Securities LLC	Call	USD	4.30	2/28/13	50,000	(9,931)
National Oilwell Varco, Inc.	Morgan Stanley & Co., Inc.	Call	USD	72.50	2/28/13	10,000	(32,300)
Ship Finance International Ltd.	Citigroup Global Markets, Inc.	Call	USD	16.48	2/28/13	60,000	(33,803)
Sprott Physical Gold Trust	Deutsche Bank Securities Corp.	Call	USD	14.41	3/01/13	125,000	(17,481)
Whiting Petroleum Corp.	Goldman Sachs & Co.	Call	USD	47.20	3/01/13	13,800	(25,841)
Alexco Resource Corp.	Morgan Stanley & Co., Inc.	Call	USD	4.04	3/04/13	34,130	(11,916)
Iluka Resources Ltd.	Citigroup Global Markets, Inc.	Call	AUD	9.64	3/04/13	68,600	(41,917)
Plains All American Pipeline LP	Banc of America Securities	Call	USD	50.29	3/05/13	44,000	(117,037)
Plains All American Pipeline LP	Morgan Stanley & Co., Inc.	Call	USD	51.97	3/05/13	39,000	(44,549)
Seadrill Ltd.	Deutsche Bank Securities Corp.	Call	NOK	212.40	3/06/13	16,200	(16,977)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/06/13	2,100	(5,796)
E.I. du Pont de Nemours & Co.	Goldman Sachs & Co.	Call	USD	46.33	3/07/13	31,200	(48,806)
Range Resources Corp.	Goldman Sachs & Co.	Call	USD	66.69	3/07/13	18,700	(49,783)
Rentech Nitrogen Partners LP	Deutsche Bank Securities Corp.	Call	USD	44.28	3/07/13	24,300	(104,829)
Royal Dutch Shell Plc, Class A - ADR	Citigroup Global Markets, Inc.	Call	USD	69.22	3/07/13	32,000	(50,039)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	116.35	3/11/13	2,000	(3,567)
HudBay Minerals, Inc.	Deutsche Bank Securities Corp.	Call	CAD	12.05	3/11/13	126,600	(28,941)
Peabody Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	26	3/11/13	41,500	(32,646)
Williams Partners LP	UBS Securities LLC	Call	USD	51.77	3/11/13	47,000	(33,597)
Denbury Resources, Inc.	Banc of America Securities	Call	USD	18.05	3/12/13	5,000	(5,129)
Israel Chemicals Ltd.	Banc of America Securities	Call	ILS	47.82	3/12/13	180,000	(102,260)
Syngenta AG	Morgan Stanley & Co., Inc.	Call	CHF	384.91	3/12/13	17,000	(246,042)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/12/13	2,100	(6,331)
SLC Agricola SA	UBS Securities LLC	Call	BRL	21.41	3/13/13	31,500	(15,176)
AGCO Corp.	Deutsche Bank Securities Corp.	Call	USD	52.48	3/20/13	86,000	(185,947)
Fresnillo Plc	Deutsche Bank Securities Corp.	Call	GBP	16.83	3/20/13	61,300	(38,604)
Kenmare Resources Plc	Deutsche Bank Securities Corp.	Call	GBP	0.34	3/20/13	774,000	(25,455)
LinnCo. LLC	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/20/13	32,000	(45,120)
Altas Income Ltd.	Deutsche Bank Securities Corp.	Call	CAD	35.09	3/21/13	19,900	(11,413)

JANUARY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Goldcorp, Inc.	UBS Securities LLC	Call	USD	38.38	3/21/13	113,500	$(56,289)
Newmont Mining Corp.	Morgan Stanley & Co., Inc.	Call	USD	45.35	3/21/13	83,100	(58,484)
Sociedad Quimica y Minera de Chile SA - ADR	Goldman Sachs & Co.	Call	USD	58.66	3/21/13	43,400	(21,188)
Augusta Resource Corp.	UBS Securities LLC	Call	USD	2.56	3/26/13	19,000	(4,496)
Endeavour Silver Corp.	Citigroup Global Markets, Inc.	Call	USD	7.43	3/26/13	80,500	(16,271)
Rex Energy Corp.	Deutsche Bank Securities Corp.	Call	USD	14.15	3/26/13	23,500	(8,975)
Rosetta Resources, Inc.	Deutsche Bank Securities Corp.	Call	USD	51.31	3/26/13	14,500	(53,377)
Schlumberger Ltd.	Citigroup Global Markets, Inc.	Call	USD	79.31	3/26/13	5,500	(9,094)
Suncor Energy, Inc.	Citigroup Global Markets, Inc.	Call	USD	34.74	3/26/13	53,500	(45,039)
Teck Resources Ltd., Class B	Citigroup Global Markets, Inc.	Call	CAD	38.35	3/26/13	93,000	(59,094)
Altas Income Ltd.	Deutsche Bank Securities Corp.	Call	CAD	35.09	3/27/13	19,900	(11,861)
Atwood Oceanics, Inc.	Morgan Stanley & Co., Inc.	Call	USD	54.47	3/27/13	6,000	(5,581)
Crescent Point Energy Corp.	Citigroup Global Markets, Inc.	Call	CAD	40.08	3/27/13	47,500	(10,836)
Enterprise Products Partners LP	Citigroup Global Markets, Inc.	Call	USD	56.60	3/27/13	95,500	(79,157)
Basic Energy Services, Inc.	Citigroup Global Markets, Inc.	Call	USD	13.29	4/01/13	7,500	(5,459)
Cenovus Energy, Inc.	Goldman Sachs & Co.	Call	USD	34.23	4/01/13	23,600	(16,633)
LinnCo. LLC	JPMorgan Chase Securities	Call	USD	39.97	4/02/13	32,000	(24,608)
MAG Silver Corp.	Morgan Stanley & Co., Inc.	Call	CAD	11.40	4/02/13	40,000	(24,624)
Whiting Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	49.75	4/02/13	9,500	(13,782)
Deere & Co.	UBS Securities LLC	Call	USD	96.25	4/03/13	52,400	(71,145)
K+S AG	Deutsche Bank Securities Corp.	Call	EUR	34.45	4/03/13	37,800	(29,255)
Kenmare Resources Plc	Morgan Stanley & Co., Inc.	Call	GBP	0.34	4/03/13	774,000	(29,541)
Statoil ASA	Deutsche Bank Securities Corp.	Call	NOK	147.61	4/03/13	35,500	(14,337)
ONEOK Partners LP	Morgan Stanley & Co., Inc.	Call	USD	60.55	4/04/13	48,500	(35,065)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	52.70	4/05/13	20,000	(20,186)
HudBay Minerals, Inc.	Deutsche Bank Securities Corp.	Call	CAD	11.80	4/11/13	52,500	(24,270)
Key Energy Services, Inc.	Banc of America Securities	Call	USD	8.50	4/11/13	47,500	(23,988)
Williams Partners LP	UBS Securities LLC	Call	USD	50.79	4/11/13	30,700	(43,106)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	52.70	4/18/13	20,000	(21,776)
SLC Agricola SA	JPMorgan Chase Securities	Call	BRL	22.01	4/21/13	26,300	(9,060)

Total							$(4,703,446)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6	JANUARY 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$107,615,270	$42,264,076	–	$149,879,346
Energy Equipment & Services	14,019,494	3,087,448	–	17,106,942
Food Products	19,638,297	–	–	19,638,297
Machinery	33,091,259	–	–	33,091,259
Metals & Mining	173,129,926	18,110,156	–	191,240,082
Oil, Gas & Consumable Fuels	258,039,341	2,701,549	–	260,740,890
Investment Companies	24,853,863	–	–	24,853,863
Short-Term Securities	85,241	–	–	85,241
Total	$630,472,691	$66,163,229	–	$696,635,920

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$6,101	–	–	$6,101
Liabilities:
Equity contracts	(2,296,436)	$(4,866,640)	–	(7,163,076)
Foreign currency exchange contracts		(5,691)	–	(5,691)
Total	$(2,296,026)	$(4,866,640)	–	$(7,162,666)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,585,999	–	–	$8,585,999
Foreign currency at value	76,614	–	–	76,614
Liabilities:
Cash received as collateral for options written	–	$(448,000)	–	(448,000)
Total	$8,662,613	$(448,000)	–	$8,214,613

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Resources & Commodities Strategy Trust

Date: March 26, 2013